Dear Shareholder,

The convergence of computers and medicine is having a profound effect on the quality and length of people's lives. Advancing technology, together with the vast amount of data coming out of the mapping of the human genome, are accelerating the discovery of exciting new breakthrough drugs and, in many instances, shortening their time-to-market cycles. As a result, Biotechnology is now a burgeoning industry. It stands to reason, therefore, that as more and more new therapeutic products make it to market, it will continue to generate a wave of earnings, and those who are invested in biotechnology stocks are more than likely to benefit.

The stock market has endured a widespread sell-off due to the bleak earnings outlook for most industries in the "soft" U.S. economy. But, this selling pressure has spread beyond economically sensitive stocks into areas that are historically not dependent upon economic growth. Healthcare stocks have been hurt despite the fact that the demand for healthcare continues to advance at the rate of 8-to-10% each year. We believe that these stocks, particularly within the Life Sciences & Biotechnology sector, represent a very attractive opportunity for investors as a result of the market's sell-off.

The Fund concentrates on the leading edge of healthcare innovation by identifying those medical technologies that are likely to have the greatest impact on healthcare over the next several years. A key differentiator of this Fund is that it is able to allocate a substantial portion of its assets to venture capital (or pre-IPO) stage companies. Because the Biotechnology industry is still emerging, almost two-thirds of the biotech companies in existence today are still pre-IPO. As a result, Orbitex Life Sciences & Biotechnology Fund is capable of investing in some of the most exciting companies that are coming to market with new and promising medical technologies.

All things considered, this might be an extremely good time for one to consider getting into or increasing one's position in Orbitex Life Sciences & Biotechnology Fund.

Sincerely,



Timothy F. Bepler, CFA
Portfolio Manager


Orbitex Life Sciences & Biotechnology Fund
---------------------------------------------------------------------------------------------
Schedule of Investments (Unaudited)
April 30, 2001
---------------------------------------------------------------------------------------------
                                                                                     Market
                                                               Shares                Value
---------------------------------------------------------------------------------------------
COMMON STOCKS-54.63%
BIOTECHNOLOGY-28.56%
Biomarin Pharmaceutica, Inc. (a)                                33,800             $ 366,730
Celgene Corp. (a)                                               10,100               178,467
ICOS Corp (a)                                                    5,637               324,748
Imclone Systems, Inc. (a)                                        7,000               283,220
Inkine Pharmaceutical Co. (a)                                   73,350               283,865
Protein Design Labs, Inc. (a)                                    2,871               184,462
Sepracor, Inc. (a)                                               9,414               248,153
Titan Pharmaceuticals, Inc. (a)                                  7,498               264,304
Vion Pharmaceuticals, Inc. (a)                                   51,200               202,240
XOMA LTD (a)                                                    21,075               235,829
                                                                           ------------------
                                                                                   2,572,018
                                                                           ------------------

MEDICAL INSTRUMENTS-8.83%
Coherent, Inc. (a)                                               4,075               160,962
Minimed, Inc. (a)                                                6,775               270,594
Molecular Devices Corp. (a)                                     18,900               363,825
                                                                           ------------------
                                                                                     795,381
                                                                           ------------------
HEALTHCARE SERVICE-6.49%
Bergen Brunswig Corp. Class A                                   13,850               253,455
Laboratory Corp. of America Holdings (a)                         2,350               331,350
                                                                           ------------------
                                                                                     584,805
                                                                           ------------------
PHARMACEUTICALS-7.91%
Novartis AG ADR (a)                                              5,800               344,520
Pfizer, Inc.                                                     8,500               368,050
                                                                           ------------------
                                                                                     712,570
                                                                           ------------------

GENOMICS-2.83%
CYTOGEN Corp. (a)                                               63,825               255,300
                                                                           ------------------

---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS-(COST $4,927,624)                                              4,920,074
---------------------------------------------------------------------------------------------

PREFERRED STOCKS-12.22%
BIOTECHNOLOGY-12.22%
Discovery Therapeutics Series D (b) (c)                      100,000               1,100,000
                                                                           ------------------

---------------------------------------------------------------------------------------------
TOTAL PERFERRED STOCK-(COST $1,100,000)                                            1,100,000
---------------------------------------------------------------------------------------------





Orbitex Life Sciences & Biotechnology Fund
---------------------------------------------------------------------------------------------
Schedule of Investments (Unaudited)
April 30, 2001 (continued)

---------------------------------------------------------------------------------------------


                                                             Amount
                                                        ---------------
Cash & Equivalents (cost $1,990,237)-27.01%
Commercial Paper-22.10%
Citicorp 4.30%, due 5/01/01                                  1,990,237           $ 1,990,237
-----------------------------------------------------   ---------------    ------------------
Total Investments-88.95% (cost $5,821,811)                                         8,010,311
-----------------------------------------------------   ---------------    ------------------
Other Assets and Liabilities-11.05%                                                  995,551
---------------------------------------------------------------------------------------------
Net Assets-100%                                                                  $ 9,005,862
---------------------------------------------------------------------------------------------


Short Sales-24.38%
Biotechnology-15.31%
Genzyme Corp-General Div                                         4,500             $ 490,365
IDEC Pharmaceuticals Corp.                                       9,300               457,560
Immunex Corp                                                     8,100               123,606
Inhale Therapeutics Systems                                     12,500               416,250
Tularlik, Inc                                                    5,000               108,400
                                                                      -     -----------------
                                                                                   1,596,181
                                                                      -     -----------------

Genomics-9.07%
Human Genome Sciences, Inc.                                      7,200               462,456
Myriad Genetics, Inc                                             8,500               450,160
                                                                      -     -----------------
                                                                                     912,616
                                                                      -     -----------------

--------------------------------------------------------              -     -----------------
Total Short Sales-(Proceeds $2,196,049)                                          $ 2,508,797
---------------------------------------------------------------------------------------------

(a) Denotes non-income producing security.
(b) Fair valued under the direction of the Board of Directors.
(c) Private Placement Security purchased 02/07/01 at a unit cost of $11.00.


ADR-American Depositary Receipt


See Notes to Financial Statements.



Orbitex Life Sciences & Biotechnology Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
April 30, 2001 (Unaudited)

-------------------------------------------------------------------------------



ASSETS
Investments in securities, at value (cost $6,027,624) (Note 2) .   $  6,020,074
Short term investments, at value (cost $1,990,237) (Note 2) ....      1,990,237
                                                                   ------------
Total investments ..............................................      8,010,311
                                                                   ------------
Receivable for securities sold .................................      4,286,164
Receivable for fund shares sold ................................        352,033
Margin receivable ..............................................      2,768,991
Dividends and interest receivable ..............................          1,744
                                                                   ------------
TOTAL ASSETS ...................................................     15,419,243
                                                                   ------------

LIABILITIES
Payable for securities purchased ...............................      3,826,388
Cost of securities sold short (Note 2) .........................      2,196,049
Payable to custodian ...........................................        287,497
Accrued advisory fee (Note 3) ..................................         70,777
Accrued expenses and other liabilities .........................         32,670
                                                                   ------------
TOTAL LIABILITIES ..............................................      6,413,381
                                                                   ------------

                                                                   ------------
NET ASSETS .....................................................   $  9,005,862
                                                                   ------------

                                                                   ------------
Net asset value per share (based on 530,768 shares
 of beneficial interest outstanding, no par value) .............   $      16.97
                                                                   ------------

NET ASSETS CONSIST OF:
Paid-in Capital ................................................   $ 12,178,589
Undistributed net investment income (loss) .....................        (61,060)
Accumulated net realized  gain (loss) from
  investment transactions ......................................     (2,791,370)
Net unrealized appreciation (depreciation) on investments ......       (320,297)
                                                                   ------------

NET ASSETS .....................................................   $  9,005,862
                                                                   =============








See notes to financial statements.




Orbitex Life Sciences & Biotechnology Fund
-------------------------------------------------------------------------------
Statement of Operations
For the Period Ended April 30, 2001 * (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends ......................................................   $      2,243
Interest .......................................................         53,984
                                                                   ------------
Total investment income ........................................         56,227
                                                                   ------------

EXPENSES:
Advisory fees (Note 3) .........................................         70,777
Distribution fees (Note 3) .....................................         10,111
Administration fees  (Note 3) ..................................         33,838
Printing and postage expense ...................................          5,149
Registration fees ..............................................         16,232
Insurance expense ..............................................          1,471
Custody fees ...................................................          6,498
Legal fees .....................................................          3,678
Audit fees .....................................................         14,712
Directors fees .................................................          9,195
Other expenses .................................................            368
                                                                   ------------
Total expenses .................................................        172,029

Less:  advisory fees waived and expense
     reimbursement (Note 3) ....................................        (54,742)
                                                                   ------------

Net expenses ...................................................        117,287
                                                                   ------------

Net  investment income .........................................        (61,060)
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS: (Note 2)
Net realized (gain) loss on investment transactions ............     (2,791,370)
Net change in unrealized appreciation (depreciation)
on long term investments .......................................         (7,550)
Net change in unrealized appreciation (depreciation)
on short sales .................................................       (312,747)
                                                                   ------------
Net  realized and unrealized gain (loss) on investments ........     (3,111,667)
                                                                   ------------
Net increase (decrease) in net assets resulting
     from operations ...........................................   $ (3,172,727)
                                                                   ============


* From November 2, 2000 (commencement of operations) to April 30, 2001.





See Notes to Financial Statements.



Orbitex Life Sciences & Biotechnology Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the Period Ended April 30, 2001 * (Unaudited)
--------------------------------------------------------------------------------

                                                                     APRIL 30,
INCREASE (DECREASE) IN NET ASSETS:                                     2001 *
                                                                   ------------
FROM OPERATIONS:
Net investment income (loss) ...................................   $    (61,060)
Net realized gain (loss) from investment transactions ..........     (2,791,370)
Net change in unrealized appreciation  (depreciation) on
     long term investments .....................................         (7,550)
Net change in unrealized appreciation  (depreciation) on short sale    (312,747)
                                                                   ------------

                                                                   ------------
Net increase (decrease) in net assets resulting from operations      (3,172,727)
                                                                   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..........................................              0
Net realized gains on investments ..............................              0
                                                                   ------------
Total dividends and distributions to shareholders ..............              0
                                                                   ------------
Fund Share Transactions (Note 6) ...............................     12,078,589
                                                                   ------------
Total increase (decrease) in net assets ........................      8,905,862
                                                                   ------------
NET ASSETS:
Beginning of period ............................................        100,000
                                                                   ------------
End of period ..................................................   $  9,005,862
                                                                   ------------
Undistributed net investment income (loss) at end of period ....   $    (61,060)
                                                                   ------------



From November 2, 2000 (commencement of oeprations) to April 30, 2001.



See notes to financial statements.




Orbitex Life Sciences & Biotechnology Fund
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                       Period
                                                                        Ended
                                                                      April 30,
                                                                       2001 *
                                                                   ------------

Net asset value, beginning of period ...........................   $      25.00
                                                                   ------------

Income (loss) from investment operations:
Net investment income (loss) ...................................          (0.12)
Net realized and unrealized gain (loss)
on investments .................................................          (7.91)
                                                                   ------------
Total from investment operations ...............................          (8.03)
                                                                   ------------

Less distributions:
Dividends from net investment income ...........................           --
                                                                   ------------
Distributions from net realized gains ..........................           --
                                                                   ------------
Total dividends and distributions ..............................           --
                                                                   ------------

Net asset value, end of period .................................   $      16.97
                                                                   ============

Total return + .................................................         (32.12%)

Ratios/Supplemental data

Net assets, end of year (in thousands) .........................   $      9,006

Ratios to Average Net Assets: (a)

Expenses (before reimbursement) ................................           4.20%
Expenses (net of reimbursement) ................................           2.86%
Net investment income (before reimbursement) ...................          -2.82%
Net investment income (net of reimbursement) ...................          -1.49%

Portfolio Turnover Rate ........................................         600.69%


* For the period November 2, 2000 (commencement of operations) through April 30, 2001.
+   Not annualized.
(a) Annualized for periods less than one year.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2001

1.         ORGANIZATION

Orbitex Life Sciences & Biotechnology Fund (the "Fund") was incorporated in Maryland on April 6, 2000 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end non-diversified management investment company. The Fund's investment objective is to seek long-term growth of capital through selective investments in securities of life sciences and biotechnology companies of all sizes that offer potential growth.

2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type; however, when the Adviser or Sub-Adviser deems it appropriate, prices obtained from an independent pricing service will be used. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by the Adviser - Orbitex Management, Inc. ("OMI") to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors ("Directors").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES

It is the Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue-discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as an adjustment to the cost basis of such securities.


DISTRIBUTIONS TO SHAREHOLDERS

The Fund will pay dividends from substantially all of its net investment income, if any, annually. It is likely that many of the companies in which the Fund will invest will not pay any dividends, and this, together with the Fund's expenses, may make it unlikely that the Fund will have net investment income sufficient to pay dividends. Dividends from net realized capital gains will also be paid annually. However, pursuant to the 1940 Act, the Fund may not declare dividends or distributions or purchase its stock (including in repurchase offers, see Repurchase Offers below) unless, immediately after doing so, it will have an "asset coverage" of at least 300%. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes.

The character of income and gains to be distributed is determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Directors have established criteria to evaluate the creditworthiness of parties with which the Fund may enter into repurchase agreements.

OPTIONS

The Fund may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire, it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option, it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option. The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of the option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the closing bid price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

REPURCHASE OFFERS

The Fund will offer to purchase five (5) percent of its shares each quarter, and there is no guarantee that shareholders will be able to sell all of their Fund shares that they desire. If a repurchase offer is oversubscribed, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3.         FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

The Fund has entered into an Investment Advisory Agreement with OMI. As compensation for the services rendered, facilities furnished, and expenses borne by OMI, the Fund will pay OMI a fee accrued daily and paid monthly, at the annualized rate of 1.75% of the Fund's average daily net assets.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

American Data Services, Inc. ("ADS"), an affiliate of the Adviser, serves as the administrator of the Fund. For providing administration services to the Fund, ADS will receive a monthly fee based on a sliding scale ranging from 0.10% of the Fund's average daily net assets up to $100 million, down to 0.03% for assets greater than $500 million.

ADS also performs fund accounting and transfer agency services to the Fund. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $20 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pay ADS a minimum monthly or per account fee plus certain transaction fees.

During the period ended April 30, 2001, ADS agreed to waive all of its service fees amounting to $33,838.

DIRECTORS' FEES

The Fund pays no compensation to the Directors who are employees of OMI. Those Directors who are not OMI employees receive a fee of $2,500 for each regular and special meeting of the Board that the Directors attend. The Fund also reimburses each such Director for travel and other expenses incurred in attending meetings of the Board.

CUSTODIAN

Circle Trust Company ("CTC"), an affiliate of OMI, serves as the Fund's custodian.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001


4.         AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION


At April 30, 2001, the identified cost of investments in securities for federal income tax purposes, and gross unrealized appreciation and depreciation was as follows:

                                                                                            NET
                                                     GROSS              GROSS           UNREALIZED
                                 IDENTIFIED       UNREALIZED         UNREALIZED        APPRECIATION
                                   COST          APPRECIATION       DEPRECIATION      (DEPRECIATION)
      Investments - Long        $6,020,074        $480,164           $487,714         $   (7,550)
      Investments - Short       $2,508,797           --              $312,747         $ (312,747)


5.         INVESTMENT TRANSACTIONS

During the period ended April 30, 2001, the cost of purchases and the proceeds from sales of investments was as follows:

                                             PURCHASES           SALES
                                             ---------           -----

                                            $43,370,501       $37,342,877



6.         SHAREHOLDERS' TRANSACTIONS

At April 30, 2001, there were 4,000,000 share authorized of $0.01 par value. During the period ended April 30, 2001, transactions in capital stock amounted to:

                                                     PERIOD ENDED APRIL 30, 2001
  Shares sold.......................................   539,915      $12,339,980
  Shares issued to shareholders in reinvestments....      --             --
  Shares redeemed...................................    (9,147)        (161,391)
                                                       -------      -----------
                                                       530,768      $12,178,589
                                                       =======      ===========